Deposits by Customers (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Deposits by Customers

	2017 £m	2016 £m
Current and demand accounts – interest-bearing	85,778	85,985
– non-interest-bearing	2	67
Savings accounts(1)	70,461	58,305
Time deposits	19,951	27,203
Securities sold under repurchase agreements	502	502
Amounts due to fellow Banco Santander subsidiaries	727	664
	177,421	172,726

(1)	Includes equity index-linked deposits of £1,301m (2016: £1,618m). The capital amount guaranteed/protected and the amount of return guaranteed in respect of the equity index-linked deposits were £1,301m and £67m (2016: £1,618m and £129m) respectively.